UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
___________________ to ________________

Date of Report (Date of earliest event reported): Not applicable.

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: Not applicable.

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)[ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001527590

Ready Capital Mortgage Financing 2023-FL12, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

Charles Kromholz, (212) 257-6224

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDING AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 5, 2023, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Included in the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 5, 2023, referred to in Item 2.01.

Exhibits

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 5, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 5, 2023	Ready Capital CORPORATION
(Securitizer)

	By:	/s/ Thomas E. Capasse
		Name:	Thomas E. Capasse
		Title:	Chairman of the Company Board of Directors and
Chief Executive Officer
(senior officer in charge of securitization)

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 5, 2023.